UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, New York 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

Annual Report

December 31, 2012

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

December 31, 2012

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 2, 2007.  The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors.  When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and moves into shorter duration sectors of the bond market and/or money market instruments.

The Portfolio's results for this 12-month period were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  Top performing sectors included, High Yield Municipal bonds, Multi-sector bonds, Emerging Market bonds and High Yield bonds.  All positions were consistent with the Portfolio’s overall investment strategy.  The Portfolio's opening price for the period was $8.69 a share, and as of the end of the year it was $9.31. This was after a non-taxable, Section 855 distribution of $0.1724 in December. During the same period, the S&P 500 Index and the Barclay’s Long Treasury Index also had positive returns.  The Portfolio’s return for the year exceeded that of the Barclay’s Long Treasury Index but was not as great as the Russell 2000 Index or NASDAQ 100 Index.

Portfolio management for the period emphasized safety and seeking to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the number of dramatic swings, while at the same time generated slower but steadier growth.

Robert Levenson                             Howard Smith

Portfolio Manager

                      Portfolio Manager

The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small- capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”).

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser had not waived or reimbursed a portion of their fees.  The Portfolio performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would have been lower.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk including loss of principal.  An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Portfolio is contained in the Portfolio’s prospectus.  To obtain an additional copy of the prospectus call 1-650-327-7705.  Please read the prospectus carefully before investing.  The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code: 0174-NLD-1/17/2013

Changing Parameters Portfolio
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through December 31, 2012*

Annualized Total Returns as of December 31, 2012
	One Year	Three Year	Five Year	Since Inception*
Changing Parameters Portfolio	9.12%	1.73%	-0.76%	-0.52%
Barclays Long Treasury Index	3.56%	13.75%	9.71%	10.26%
Changing Parameters Portfolio Blended Benchmark**	10.35%	13.51%	7.56%	7.19%

* The Portfolio commenced operations on October 2, 2007.
** The Changing Parameters Portfolio Blended Benchmark consists of 50% Barclays Long Treasury Index, 30% NASDAQ 100 Index and 20% Russell 2000 Index.

The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Portfolio distributions or the redemption of the Portfolio’s shares as well as other charges and expenses of the insurance contract, or separate account.

PORTFOLIO COMPOSITION as of December 31, 2012

% of Net Assets
Mutual Funds	98.2%
Short-Term Investments	6.2%
Liabilities In Excess Of Other Assets	(4.4)%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012

	Shares		Value
		MUTUAL FUNDS - 98.2%
		DEBT FUNDS - 98.2%
	94,020	BlackRock GNMA Portfolio - Institutional Class	$ 958,060
	177,604	DoubleLine Total Return Bond Fund - I Shares	2,012,257
	38,618	MFS Municipal High Income Fund - A Shares	320,912
	101,612	Nuveen High Yield Municipal Bond Fund - I Shares	1,741,635
	59,642	Nuveen Short Term Bond Fund - I Shares	600,000
	188,231	PIMCO Income Fund - Institutional Shares	2,326,547
	132,289	PIMCO Total Return Fund - Institutional Shares	1,486,932
	103,401	RidgeWorth High Income Fund - I Shares	744,489
	67,697	SEI Institutional International Trust- Emerging Markets Debt Fund - A Shares	783,253
	165,873	TCW Total Return Bond Fund - I Shares	1,706,832
	94,861	Transamerica AEGON High-Yield Bond - I Shares	924,898
	104,697	Western Asset Global High Yield Bond Fund- Institutional Class	767,428
		TOTAL MUTUAL FUNDS (Cost $13,868,315)	14,373,243

		SHORT-TERM INVESTMENTS - 6.2%
		MONEY MARKET FUNDS - 6.2%
	182,192	Dreyfus Government Cash
		Management - Institutional Class, 0.01% +	182,192
	182,192	Fidelity Institutional Government
		Portfolio - Class I, 0.01% +	182,192
	182,193	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.04% +	182,193
	182,193	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.01% +	182,193
	182,193	Milestone Treasury Obligations
		Portfolio - Institutional Class, 0.01% +	182,193
		TOTAL SHORT-TERM INVESTMENTS (Cost $910,963)	910,963

		TOTAL INVESTMENTS - 104.4% (Cost $14,779,278) (a)	$ 15,284,206
		LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(647,542)
		NET ASSETS - 100.0%	$ 14,636,664

+	Reflects 7-day effective yield at December 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,779,420 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized appreciation:	$ 542,846
		Unrealized depreciation:	(38,060)
		Net unrealized appreciation:	$ 504,786

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

Assets:
Investments in Securities at Value (identified cost $14,779,278)	$ 15,284,206
Deposits with Broker	10,000
Dividends and Interest Receivable	48,042
Prepaid Expenses and Other Assets	430
Total Assets	15,342,678

Liabilities:
Payable for Securities Purchased	648,055
Accrued Advisory Fees	22,585
Fees Payable to Other Affiliates	7,418
Accrued Distribution Fees	5,587
Payable for Portfolio Shares Redeemed	701
Other Accrued Expenses	21,668
Total Liabilities	706,014

Net Assets (Unlimited shares of no par value authorized; 1,572,444
shares of beneficial interest outstanding)	$ 14,636,664

Net Asset Value, Offering and Redemption Price Per Share
($14,636,664/ 1,572,444 shares of beneficial interest outstanding)	$ 9.31

Composition of Net Assets:
At December 31, 2012, Net Assets consisted of:
Paid-in capital	$ 14,725,489
Undistributed net investment income	486,439
Accumulated net realized loss on investments	(1,080,192)
Net unrealized appreciation on investments	504,928
Net Assets:	$ 14,636,664

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012

Investment Income:
Dividend Income	$ 817,661
Interest Income	225
Total Investment Income	817,886

Expenses:
Investment Advisory Fees	215,147
Distribution Fees	64,544
Administration Fees	37,039
Fund Accounting Fees	21,831
Audit Fees	20,968
Transfer Agent Fees and Expenses	14,361
Chief Compliance Officer Fees	12,377
Custody Fees	8,407
Legal Fees	8,284
Trustees' Fees	5,250
Printing Expenses	3,859
Margin Interest Expense	1,036
Insurance Expenses	340
Total Expenses	413,443
Less: Expenses Waived by Adviser	(89,649)

Net Expenses	323,794

Net Investment Income	494,092

Net Realized and Unrealized Gain on Investments:
Net Realized Gain From Security Transactions	195,926
Distributions of Realized Gains From Underlying Investment Companies	48,726
Net Change in Unrealized Appreciation of Investments	509,089
Net Realized and Unrealized Gain on Investments	753,741

Net Increase in Net Assets Resulting From Operations	$ 1,247,833

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	December 31, 2012	December 31, 2011

Operations:
Net Investment Income	$ 494,092	$ 268,307
Net Realized Gain (Loss) on Security Transactions	195,926	(249,988)
Distributions of Realized Gains From Underlying Investment Companies	48,726	1,106
Net Change in Unrealized Appreciation (Depreciation) of Investments	509,089	(134,970)
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,247,833	(115,545)

Distributions to Shareholders From:
Net Investment Income ($0.17 and $0.10 per share, respectively)	(266,614)	(150,529)
Total Distributions to Shareholders	(266,614)	(150,529)

Beneficial Interest Transactions:
Proceeds from Shares Issued (29,532 and 55,655
shares, respectively)	266,943	500,882
Distributions Reinvested (28,668 and 17,342 shares, respectively)	266,614	150,529
Cost of Shares Redeemed (71,031 and 61,721
shares, respectively)	(648,676)	(546,469)
Total Beneficial Interest Transactions	(115,119)	104,942

Increase (Decrease) in Net Assets	866,100	(161,132)

Net Assets:
Beginning of Year	13,770,564	13,931,696
End of Year	$ 14,636,664	$ 13,770,564

Undistributed Net Investment Income at End of Year	$ 486,439	$ 258,961

See accompanying notes to financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.
		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008

Net Asset Value, Beginning of Year		$ 8.69		$ 8.85	$ 9.14	$ 9.76	$ 10.11
	Increase (Decrease) From Operations:
	Net investment income (loss) (a)	0.31		0.17	0.10	(0.18)	(0.01)
	Net realized and unrealized gain (loss)
	on investments	0.48		(0.23)	(0.36)	(0.44)	(0.23)
	Total from operations	0.79		(0.06)	(0.26)	(0.62)	(0.24)

	Less Distributions:
	From net investment income	(0.17)		(0.10)	-	-	(0.04)
	From net realized gains on investments	-		-	(0.03)	-	(0.07)
	Total Distributions	(0.17)		(0.10)	(0.03)	-	(0.11)

Net Asset Value, End of Year		$ 9.31		$ 8.69	$ 8.85	$ 9.14	$ 9.76

Total Return (b)		9.12%		(0.72)%	(2.82)%	(6.35)%	(2.38)%

Ratios/Supplemental Data
	Net assets, end of year (in 000's)	$ 14,637		$ 13,771	$ 13,932	$ 8,135	$ 8,873
	Ratio of expenses to average net assets:
	Before expense reimbursement (c)	2.88%	(e)	2.91%	2.95%	3.14%	3.21%
	Net of expense reimbursement (c)	2.26%	(e)	2.25%	2.25%	2.25%	2.25%
	Ratio of net investment income (loss) to
	average net assets:
	Before expense reimbursement (c,d)	2.82%	(e)	1.23%	0.45%	(2.81)%	(1.06)%
	Net of expense reimbursement (c,d)	3.44%	(e)	1.89%	1.15%	(1.92)%	(0.10)%
	Portfolio turnover rate	162%		390%	521%	1,611%	1,028%
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share
	data for the year.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital
	gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.
(c)	Does not reflect the expenses of the underlying investor funds in which the Portfolio invests.
(d)	Timing of net investment income is affected by the timing of the distributions of the underlying investor funds.
(e)	Includes 0.01% for the year ended December 31, 2012 attributed to margin interest expense.

See accompanying notes to financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Portfolio’s investments measured at fair value:

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 14,373,243	$ -	$ -	$ 14,373,243
Short-Term Investments	910,963	-	-	910,963
Total	$ 15,284,206	$ -	$ -	$ 15,284,206

The Portfolio did not hold any Level 3 securities during the year. There were no transfers into or out of Level 1 & Level 2 during the year.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting year.

* See Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income and net realized gains, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2009 - 2011 and during the year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any, annually also recorded on ex-date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the year ended December 31, 2012, the Adviser earned $215,147 in advisory fees.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Adviser has contractually agreed, at least until April 30, 2013, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in acquired Funds, or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the year ended December 31, 2012, the Adviser waived advisory fees totaling $89,649. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $273,823 at December 31, 2012, and will expire on December 31 of the following years:   2013 - $90,573; 2014 - $93,601; 2015 - $89,649.

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Portfolio.

Custody Administration - Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December 31, 2012 were $8,407. Such fees are included in the line item “Custody Fees” on the Statement of Operations in this shareholder report.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Trustees – Effective April 1, 2012, with the approval of the Board, each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, each Portfolio paid its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets.  Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

5.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $25,200,448 and $20,556,563, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2012, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011
Ordinary Income	$ 266,614	$ 150,529
	$ 266,614	$ 150,529

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Other Book/Tax Differences	Post October and Late Year Losses	Capital Loss Carry Forwards	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficits)
$ 493,297	$ -	$ (6,858)	$ -	$ (1,080,050)	$ 504,786	$ (88,825)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $6,858.

At December 31, 2012, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiring
$ 1,030,904	$ -	$ 1,030,904	December 31, 2018
49,146	-	49,146	Non-Expiring
$ 1,080,050	$ -	$ 1,080,050

8.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update

(“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Management is currently evaluating the impact this amendment may have on the Portfolio’s financial statements.

9.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Changing Parameters Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Changing Parameters Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust (the "Portfolio"), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2013

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

December 31, 2012

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Expenses Paid During the Period* (7/1/12 to 12/31/12)
Actual	$1,000.00	$1,049.00	$11.65
Hypothetical (5% return before expenses)	$1,000.00	$1,013.76	$11.42

___________

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the six-month period ending December 31, 2012).

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Changing Parameters Portfolio (Adviser - Changing Parameters, LLC) *

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC (the “Adviser”) and the Trust, on behalf of Changing Parameters Portfolio (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the services provided to the Portfolio by the Adviser, noting that the Adviser has a client relationship with most investors in the Portfolio, and a robust and proactive compliance program. The Board noted that no material compliance issues have arisen since the last approval of the advisory agreement. The Trust’s Chief Compliance Officer (“CCO”) indicated that he has a good working relationship with the Adviser’s CCO. He also indicated that the Adviser had trade settlement delays that caused overdrafts in the past, which they expect will be resolved through the use of a new custodian. The Trustees concluded that the nature, extent and quality of the services provided were acceptable.

Performance. The Trustees reviewed the performance of the Portfolio as compared to its peer group and Morningstar Category Average, noting that it underperformed both metrics over the 1-year and 5-year periods and since inception. The Board took into account the fact that Morningstar ranked them first overall for Bear Market Performance in the Moderate Allocation category. The Trustees noted that, earlier in the Meeting, they had discussed various performance metrics such as standard deviation and drawdowns, as well as the frequency at which the Adviser moves the Portfolio to a predominantly cash or cash equivalent position with a representative of the Adviser. In arriving at their conclusion that the Portfolio’s performance is acceptable, the Board recognized that the performance of the Portfolio is consistent with the capital protection goal of the Portfolio.

Fees and Expenses. The Trustees reviewed the Portfolio’s management fee and expense ratio, noting that both exceed the peer group average and Morningstar Category Average. The Board noted that the peer group for the Portfolio was different than that of the Portfolio, as a result of the fact that the Portfolio is significantly smaller than the Portfolio. The Adviser called the Board’s attention to the fact that the Portfolio utilizes an active tactical model to employ the Adviser’s defensive strategy, which results in high turnover, while the peer Portfolios are less active in general, which results in relatively lower fees and expenses for their peers. The Trustees recalled the statement made by the Adviser’s representative regarding the resources dedicated to the trading model research, as well as the level of services provided to investors in the Portfolio. Based on the information provided, and the representations of the Adviser, the Board concluded that the fees are acceptable.

Economies of Scale. The Trustees noted A representative of the Adviser’s indication that the Adviser is amenable to the discussion of breakpoints annually, but the Adviser believes that the Portfolio’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of the Portfolio, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited at the next renewal and as the size of the Portfolio materially increases.

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Profitability.   The Board reviewed a profitability analysis provided by the Adviser and noted the gross fees paid to the Adviser, and the net fees after waiver and expenses.  They considered that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services rendered to the Portfolio.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with the Portfolio.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLVT and the shareholders of the Portfolio.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

             2012 - $14,000

2011 - $14,000

(b)

Audit-Related Fees

2012 – N/A

             2011 – N/A

(c)

Tax Fees

2012 - $2,000

2011 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – N/A

2011 - N/A

2010 - N/A

2009 - N/A

2008 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,500

2011 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/25/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/25/2013